Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fuzhou Fumao
Disposal of ownership, percentage		47.00%
Youyou
Acquisition of ownership percentage		60.00%
Lianbao
Acquisition of ownership percentage		40.00%
Zhongrun
Acquisition of ownership percentage	75.00%
Chuangying
Acquisition of ownership percentage	100.00%